Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices

The CNG Committee does not schedule equity award grant dates in anticipation of the release of material non-public information, and the Company does not have any plans, programs or practices of timing the release of material non-public information in order to affect the value of executive compensation.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The CNG Committee does not schedule equity award grant dates in anticipation of the release of material non-public information
MNPI Disclosure Timed for Compensation Value	false